EMPLOYEE BENEFITS - Comprehensive income (before tax) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Employee benefits [Abstract]
Total actuarial losses recognized in OCI	$ (133)	$ (561)